December 31, 2002

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Oppenheimer
Main Street Growth &
Income Fund(R)/VA
A Series of Oppenheimer Variable Account Funds



                                                           Annual Report
                                                             --------
                                                            Management
                                                           Commentaries
--------------------------------------------------------------------------------



[GRAPHIC]

Performance Update

Investment Strategy Discussion

Financial Statements

                                                       [LOGO]
                                                       OppenheimerFunds(R)
                                                       The Right Way to Invest

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND(R)/VA

--------------------------------------------------------------------------------
Objective
Oppenheimer Main Street Growth & Income Fund(R)/VA, a series of Oppenheimer Variable Account Funds, seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

--------------------------------------------------------------------------------
Narrative by Chuck Albers & Nicholas Monoyios, Portfolio Managers
Oppenheimer Main Street Growth & Income Fund/VA's Non-Service shares provided an average annual total return of -18.80% for the 12-month period that ended December 31, 2002. 1
     We use a quantitative approach to managing the Oppenheimer Main Street Growth & Income Fund/VA. Quantitative investing may seem a bit unconventional, but we use it for the simple reason that it works. The essence of a quantitative process for us is to research and understand repeatable patterns, anomalies and other signals in the market that we believe can give us an edge or advantage. We look at as many as 60 factors like this to try to develop a consistent relative return advantage.
     Equities were clearly not the place to be in 2002. Nevertheless, we were able to do what we set out to do, beat our benchmark, the S&P 500 Index. Although we were disappointed that the Fund's absolute performance was negative for the year, we were pleased with the Fund's returns relative to its benchmark, as the S&P 500 Index lost -22.09% as of 12/31/02. 2
     2002 was a year in which the majority of U.S. stocks lost value. However, within that framework you could outperform the market by avoiding a few narrow clusters of really poor-performing stocks. Most of these were in technology and telecomm sectors, and the more speculative areas of healthcare, like biotech stocks. Our relative returns were the result of limiting our exposure to the worst performing areas of the market.
     Our models--specifically those that analyze quality of earnings, corporate actions (i.e. stock buybacks and offerings) and corporate momentum--did an excellent job of identifying the really bad stocks from the not so bad ones during the period and it made a significant difference to relative results. We were able to avoid the worst performing areas because our stock selection models, which are the foundation of our investment process, directed us away from these problem areas.
     The models also help with our approach to portfolio construction. Our portfolio construction process involves making investments in many companies, thereby limiting the individual weights of each company in the Fund and helping to avoid concentrated positions in any particular sectors or industries. We seek to add a small amount of performance from a large number of stocks, rather than seeking to add large amounts of performance from a small number of stocks, which normally involves taking risks that are too large in our opinion. Thus, our portfolio concentration was a benefit to performance during the period, as it limited the Fund's exposure to many of the corporate and accounting scandals that took place in 2002.
     Our research strongly suggests that the market tends to perform well after hitting the sort of multi-year lows we hit last summer. So while we may see additional ups and downs as the economic recovery takes hold, history suggests that stocks are likely to post better than average results over the next 5 years.
     There are generally two times when investors can make mistakes--the first is when the market is near a peak or a trough. Near a market peak, investors become overly optimistic. They often take on too much risk, which could come back to haunt them later on. The other time when investors may make mistakes is near a market bottom. Many investors get exaggerated views of long-term risks and become too cautious. This human reaction works against the

1. Includes changes in net asset value per share and does not include the charges associated with the separate account products that offer this Fund. Such performance is shown for non-service shares and would have been lower if such charges were taken into account.
2. The Fund's performance is compared to the S&P 500 Index (For more information on the Fund's benchmark, please see "Comparing the Fund's Performance to the Market" on page 4).

               2 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA typical average investor. All things considered, we believe there is reason for optimism. When you have a multi-year period where the markets hit new lows, everybody's discouraged and very risk averse. Thus, stocks tend to be undervalued relative to the long-term trend of things. We believe the fourth quarter 2002 was a good time for long-term investors to take advantage of these undervalued stocks.
     We have a Main Street team working together on the Fund. It's not just one bright person working alone; it is a team of people, an entire body of data, and a comprehensive method of analysis. There is a momentum to what we do as a culture, and we think that's going to continue to carry on successfully for many years into the future. All this is part of what makes Oppenheimer Main Street Growth & Income Fund/VA The Right Way to Invest.


In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

               3 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

FUND PERFORMANCE

Management's Discussion of Fund Performance. For the one-year period ended December 31, 2002, Oppenheimer Main Street Growth & Income Fund/VA produced negative results, however, in an extremely difficult and volatile investing environment. The Fund also outperformed its benchmark index, the S&P 500 Index. Three of the factors--quality of earnings, corporate actions and corporate momentum--we use to analyze our holdings and possible holdings worked well during the period. All three factors played a key role in the Fund's relative performance by limiting its exposure to many of the big corporate blow-ups of the past year. The Fund's holdings, strategy and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2002. In the case of Non-Service shares, performance is measured from inception of the class on July 5, 1995. In the case of Service shares, performance is measured from inception of the class on July 13, 2000. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
     The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


               4 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Main Street Growth & Income Fund/VA (Non-Service)
     S&P 500 Index


                                  [LINE CHART]

             Oppenheimer Main Street Growth & Income Fund/VA (Non-Service)           S&P 500 Index
7/5/95                                 10,000                                            10,000
9/30/95                                10,850                                            10,794
12/31/95                               12,525                                            11,443
3/31/96                                13,383                                            12,058
6/30/96                                14,881                                            12,598
9/30/96                                15,506                                            12,988
12/31/96                               16,598                                            14,069
3/31/97                                16,756                                            14,447
6/30/97                                18,900                                            16,967
9/30/97                                21,410                                            18,238
12/31/97                               21,988                                            18,761
3/31/98                                24,742                                            21,376
6/30/98                                24,865                                            22,086
9/30/98                                19,301                                            19,894
12/31/98                               23,022                                            24,127
3/31/99                                23,913                                            25,328
6/30/99                                26,393                                            27,110
9/30/99                                25,073                                            25,422
12/31/99                               28,020                                            29,202
3/31/00                                28,879                                            29,870
6/30/00                                28,073                                            29,077
9/30/00                                28,362                                            28,795
12/31/00                               25,561                                            26,544
3/31/01                                23,012                                            23,399
6/30/01                                24,040                                            24,767
9/30/01                                21,295                                            21,133
12/31/01                               22,964                                            23,391
3/31/02                                23,394                                            23,456
6/30/02                                21,350                                            20,315
9/30/02                                17,856                                            16,808
12/31/02                               18,647                                            18,224

Average Annual Total Returns of Non-Service shares of the Fund at 12/31/02 1-Year -18.80% 5-Year -3.24% Since Inception 8.68%

Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Main Street Growth & Income Fund/VA (Service)
     S&P 500 Index

                                  [LINE CHART]

            Oppenheimer Main Street Growth & Income Fund/VA (Service)          S&P 500 Index

7/13/00                          10,000                                            10,000
9/30/00                           9,813                                             9,903
12/31/00                          8,839                                             9,129
3/31/01                           7,952                                             8,047
6/30/01                           8,308                                             8,518
9/30/01                           7,353                                             7,268
12/31/01                          7,931                                             8,045
3/31/02                           8,075                                             8,067
6/30/02                           7,364                                             6,987
9/30/02                           6,151                                             5,780
12/31/02                          6,425                                             6,267

Average Annual Total Returns of Service shares of the Fund at 12/31/02 1-Year -18.99% Since Inception -16.42%

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.
The inception dates of the Fund were 7/5/95 for the Non-Service shares and 7/13/00 for its Service shares. The performance information in the graphs for the S&P 500 Index begins on 6/30/95 in the first graph and on 6/30/00 for the second graph.
Total returns include changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. Graphs are not drawn to same scale. An explanation of the calculation of the performance is in the Statement of Additional Information.


               5 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

                                                      Financial Statements
                                                                Pages 7-22














              6 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2002

                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
Common Stocks--97.0%
--------------------------------------------------------------------------------
Consumer Discretionary--13.8%
--------------------------------------------------------------------------------
Auto Components--1.0%
Aftermarket Technology Corp. 1                          14,800      $   214,600
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.            18,100          423,902
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                      13,700          228,379
--------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                            20,900        1,053,778
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                13,000          199,420
--------------------------------------------------------------------------------
Dana Corp.                                              93,900        1,104,264
--------------------------------------------------------------------------------
Delphi Corp.                                           298,200        2,400,510
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.                             114,500          779,745
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                  21,500        1,723,655
--------------------------------------------------------------------------------
Lear Corp. 1                                            44,700        1,487,616
--------------------------------------------------------------------------------
Superior Industries International, Inc.                  1,100           45,496
--------------------------------------------------------------------------------
Tower Automotive, Inc. 1                                 5,800           26,100
                                                                    ------------
                                                                      9,687,465

--------------------------------------------------------------------------------
Automobiles--1.3%
Ford Motor Co.                                         586,615        5,455,520
--------------------------------------------------------------------------------
General Motors Corp.                                   163,500        6,026,610
--------------------------------------------------------------------------------
Winnebago Industries, Inc.                               7,800          305,994
                                                                    ------------
                                                                     11,788,124

--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.6%
AFC Enterprises, Inc. 1                                    600           12,606
--------------------------------------------------------------------------------
Alliance Gaming Corp. 1                                  1,100           18,733
--------------------------------------------------------------------------------
Boyd Gaming Corp. 1                                      5,400           75,870
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                               17,600          540,320
--------------------------------------------------------------------------------
Choice Hotels International, Inc. 1                      2,800           63,560
--------------------------------------------------------------------------------
GTech Holdings Corp. 1                                  53,900        1,501,654
--------------------------------------------------------------------------------
Mandalay Resort Group 1                                 25,600          783,616
--------------------------------------------------------------------------------
McDonald's Corp.                                        81,800        1,315,344
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                       12,400          450,120
--------------------------------------------------------------------------------
Papa John's International, Inc. 1                        1,100           30,668
--------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                     400           11,048
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                      39,600          684,684
--------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc. 1                      12,450          141,308
                                                                    ------------
                                                                      5,629,531

--------------------------------------------------------------------------------
Household Durables--1.8%
American Greetings Corp., Cl. A 1                       49,300          778,940
--------------------------------------------------------------------------------
Beazer Homes USA, Inc. 1                                 6,700          406,020
--------------------------------------------------------------------------------
Black & Decker Corp.                                    34,200        1,466,838
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                       17,800          308,830
--------------------------------------------------------------------------------
Fortune Brands, Inc.                                    52,700        2,451,077
--------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                    15,700          497,690
--------------------------------------------------------------------------------
Lennar Corp.                                            45,800        2,363,280

                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
Household Durables Continued
M.D.C. Holdings, Inc.                                    1,300      $    49,738
--------------------------------------------------------------------------------
Maytag Corp.                                            69,800        1,989,300
--------------------------------------------------------------------------------
Meritage Corp. 1                                         5,300          178,345
--------------------------------------------------------------------------------
NVR, Inc. 1                                              8,000        2,604,000
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                       40,244        1,926,480
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                56,900        1,897,615
--------------------------------------------------------------------------------
Standard Pacific Corp.                                  11,100          274,725
                                                                    ------------
                                                                     17,192,878

--------------------------------------------------------------------------------
Internet & Catalog Retail--0.5%
Amazon.com, Inc. 1                                      98,100        1,853,109
--------------------------------------------------------------------------------
USA Interactive 1                                      118,700        2,720,604
                                                                    ------------
                                                                      4,573,713

--------------------------------------------------------------------------------
Leisure Equipment & Products--0.8%
Action Performance Cos., Inc.                           29,900          568,100
--------------------------------------------------------------------------------
Brunswick Corp.                                         68,000        1,350,480
--------------------------------------------------------------------------------
Eastman Kodak Co.                                      136,300        4,775,952
--------------------------------------------------------------------------------
Hasbro, Inc.                                            58,300          673,365
--------------------------------------------------------------------------------
Nautilus Group, Inc. (The) 1                            16,700          223,112
                                                                    ------------
                                                                      7,591,009

--------------------------------------------------------------------------------
Media--1.2%
AOL Time Warner, Inc. 1                                201,800        2,643,580
--------------------------------------------------------------------------------
Cablevision Systems
New York Group, Cl. A 1                                 56,000          937,440
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                 118,415        2,791,041
--------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A 1                       47,100        1,337,640
--------------------------------------------------------------------------------
Gannett Co., Inc.                                        4,000          287,200
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                   73,330        2,988,931
                                                                    ------------
                                                                     10,985,832

--------------------------------------------------------------------------------
Multiline Retail--2.9%
Big Lots, Inc. 1                                        47,600          629,748
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                             26,300          481,290
--------------------------------------------------------------------------------
Costco Wholesale Corp. 1                                   400           11,224
--------------------------------------------------------------------------------
Federated Department Stores, Inc. 1                     93,100        2,677,556
--------------------------------------------------------------------------------
May Department Stores Co.                              108,100        2,484,138
--------------------------------------------------------------------------------
Penney (J.C.) Co., Inc. (Holding Co.)                  124,600        2,867,046
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                     66,300        1,587,885
--------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                    6,000           74,700
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  334,100       16,875,391
                                                                    ------------
                                                                     27,688,978

--------------------------------------------------------------------------------
Specialty Retail--3.3%
American Eagle Outfitters, Inc. 1                        5,100           70,278
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                60,850        1,242,557
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                        31,900        2,253,735




               7 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
Specialty Retail Continued
Bed Bath & Beyond, Inc.                                 1,700       $    58,701
--------------------------------------------------------------------------------
Christopher & Banks Corp. 1                            34,800           722,100
--------------------------------------------------------------------------------
Deb Shops, Inc.                                           700            15,547
--------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                   8,800           139,128
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       281,500         4,368,880
--------------------------------------------------------------------------------
Group 1 Automotive, Inc. 1                                700            16,716
--------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                         6,600            99,660
--------------------------------------------------------------------------------
Home Depot, Inc.                                      391,300         9,375,548
--------------------------------------------------------------------------------
Hot Topic, Inc. 1                                      16,400           375,232
--------------------------------------------------------------------------------
Limited Brands, Inc.                                  346,200         4,822,566
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                      13,300           498,750
--------------------------------------------------------------------------------
Movie Gallery, Inc. 1                                   2,300            29,900
--------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                  16,650           294,538
--------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                              9,600           111,360
--------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                   48,918           926,018
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                  14,700           734,265
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                  215,300         4,202,656
--------------------------------------------------------------------------------
Too, Inc. 1                                            12,557           295,341
--------------------------------------------------------------------------------
United Auto Group, Inc. 1                               3,400            42,398
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                1,400            32,998
                                                                    ------------
                                                                     30,728,872

--------------------------------------------------------------------------------
Textiles & Apparel--0.4%
Fossil, Inc. 1                                            500            10,170
--------------------------------------------------------------------------------
Kellwood Co.                                            5,300           137,800
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                      88,200         3,922,254
--------------------------------------------------------------------------------
Quicksilver, Inc. 1                                       200             5,332
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                 3,100           110,391
--------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                  5,900            41,005
                                                                    ------------
                                                                      4,226,952

--------------------------------------------------------------------------------
Consumer Staples--8.0%
--------------------------------------------------------------------------------
Beverages--1.4%
Anheuser-Busch Cos., Inc.                              29,200         1,413,280
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                   228,800        10,026,016
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          50,250         2,121,555
                                                                    ------------
                                                                     13,560,851

--------------------------------------------------------------------------------
Food & Drug Retailing--1.8%
Albertson's, Inc.                                     107,300         2,388,498
--------------------------------------------------------------------------------
CVS Corp.                                             145,200         3,625,644
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                    307,700         4,753,965
--------------------------------------------------------------------------------
Safeway, Inc. 1                                       194,700         4,548,192
--------------------------------------------------------------------------------
Walgreen Co.                                           28,200           823,158
--------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.                                31,000           473,680
                                                                    ------------
                                                                     16,613,137

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
Food Products--1.9%
Campbell Soup Co.                                     193,400       $ 4,539,098
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                   179,000         4,476,790
--------------------------------------------------------------------------------
Dean Foods Co. 1                                       31,700         1,176,070
--------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc.                           3,900            73,749
--------------------------------------------------------------------------------
Hershey Foods Corp.                                    30,500         2,056,920
--------------------------------------------------------------------------------
Interstate Bakeries Corp.                               8,300           126,575
--------------------------------------------------------------------------------
Kellogg Co.                                            19,400           664,838
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                               28,700         1,117,291
--------------------------------------------------------------------------------
Sara Lee Corp.                                         38,038           856,235
--------------------------------------------------------------------------------
Wrigley, William Jr. Co.                               56,500         3,100,720
                                                                    ------------
                                                                     18,188,286

--------------------------------------------------------------------------------
Household Products--1.4%
Clorox Co. (The)                                       87,600         3,613,500
--------------------------------------------------------------------------------
Procter & Gamble Corp. (The)                          111,900         9,616,686
                                                                    ------------
                                                                     13,230,186

--------------------------------------------------------------------------------
Personal Products--0.3%
Avon Products, Inc.                                    36,800         1,982,416
--------------------------------------------------------------------------------
Gillette Co.                                           24,100           731,676
                                                                    ------------
                                                                      2,714,092

--------------------------------------------------------------------------------
Tobacco--1.2%
Philip Morris Cos., Inc.                              285,200        11,559,156
--------------------------------------------------------------------------------
Universal Corp.                                         1,400            51,744
                                                                    ------------
                                                                     11,610,900

--------------------------------------------------------------------------------
Energy--7.1%
--------------------------------------------------------------------------------
Energy Equipment & Services--0.1%
Diamond Offshore Drilling, Inc.                         5,500           120,175
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                 7,600           212,116
                                                                    ------------
                                                                        332,291

--------------------------------------------------------------------------------
Oil & Gas--7.0%
Amerada Hess Corp.                                     31,900         1,756,095
--------------------------------------------------------------------------------
Baytex Energy Ltd. 1                                  109,600           588,308
--------------------------------------------------------------------------------
Brown (Tom), Inc. 1                                    93,200         2,339,320
--------------------------------------------------------------------------------
Canadian 88 Energy Corp. 1                            445,000           715,470
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                               113,100           875,394
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                   117,650         7,821,372
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                    4,039            72,298
--------------------------------------------------------------------------------
Compton Petroleum Corp. 1                             260,000           837,701
--------------------------------------------------------------------------------
ConocoPhillips                                         41,321         1,999,523
--------------------------------------------------------------------------------
Devon Energy Corp.                                     37,100         1,702,890
--------------------------------------------------------------------------------
Enbridge Energy Management LLC                         23,379           876,713
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     893,816        31,229,931
--------------------------------------------------------------------------------
Frontier Oil Corp.                                    142,200         2,448,684




               8 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
Oil & Gas Continued
Marathon Oil Corp.                                      79,000      $ 1,681,910
--------------------------------------------------------------------------------
Murphy Oil Corp.                                        60,000        2,571,000
--------------------------------------------------------------------------------
Noble Energy, Inc.                                      12,200          458,110
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              97,200        2,765,340
--------------------------------------------------------------------------------
Paramount Resources Ltd. 1                             152,700        1,449,867
--------------------------------------------------------------------------------
Sunoco, Inc.                                            48,100        1,595,958
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                   69,900        2,515,391
                                                                    ------------
                                                                     66,301,275

--------------------------------------------------------------------------------
Financials--24.0%
--------------------------------------------------------------------------------
Banks--9.8%
AmSouth Bancorp                                         85,700        1,645,440
--------------------------------------------------------------------------------
Astoria Financial Corp.                                 46,200        1,254,330
--------------------------------------------------------------------------------
Bank of America Corp.                                  247,500       17,218,575
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                       188,000        4,504,480
--------------------------------------------------------------------------------
Bank One Corp.                                         208,900        7,635,295
--------------------------------------------------------------------------------
Comerica, Inc.                                          54,500        2,356,580
--------------------------------------------------------------------------------
Downey Financial Corp.                                     200            7,800
--------------------------------------------------------------------------------
FleetBoston Financial Corp.                            329,400        8,004,420
--------------------------------------------------------------------------------
Golden West Financial Corp.                             75,000        5,385,750
--------------------------------------------------------------------------------
Independence Community Bank Corp.                       10,300          261,414
--------------------------------------------------------------------------------
KeyCorp                                                190,700        4,794,198
--------------------------------------------------------------------------------
National City Corp.                                    111,400        3,043,448
--------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                         76,500        2,581,110
--------------------------------------------------------------------------------
PNC Financial Services Group                             4,000          167,600
--------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                            109,100        2,072,900
--------------------------------------------------------------------------------
Regions Financial Corp.                                  8,100          270,216
--------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                     2,200           39,666
--------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                136,800        1,922,040
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    65,400        3,722,568
--------------------------------------------------------------------------------
U.S. Bancorp                                           346,370        7,349,971
--------------------------------------------------------------------------------
Union Planters Corp.                                    40,800        1,148,112
--------------------------------------------------------------------------------
UnionBanCal Corp.                                       28,200        1,107,414
--------------------------------------------------------------------------------
Wachovia Corp.                                         338,000       12,316,720
--------------------------------------------------------------------------------
Wells Fargo Co.                                         73,200        3,430,884
                                                                    ------------
                                                                     92,240,931

--------------------------------------------------------------------------------
Diversified Financials--8.6%
American Express Co.                                   164,400        5,811,540
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                           32,000        1,900,800
--------------------------------------------------------------------------------
CIT Group, Inc.                                         18,100          354,760
--------------------------------------------------------------------------------
Citigroup, Inc.                                        778,788       27,405,550
--------------------------------------------------------------------------------
Doral Financial Corp.                                    3,750          107,250
--------------------------------------------------------------------------------
E*TRADE Group, Inc. 1                                  144,000          699,840
--------------------------------------------------------------------------------
Fannie Mae                                             151,500        9,745,995
--------------------------------------------------------------------------------
Freddie Mac                                            107,800        6,365,590


                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
Diversified Financials Continued
Goldman Sachs Group, Inc. (The)                         22,500      $ 1,532,250
--------------------------------------------------------------------------------
Household International, Inc.                          116,900        3,250,989
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                399,400        9,585,600
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                          24,000        1,278,960
--------------------------------------------------------------------------------
MBNA Corp.                                             206,700        3,931,434
--------------------------------------------------------------------------------
Morgan Stanley                                         196,400        7,840,288
--------------------------------------------------------------------------------
New Century Financial Corp.                             21,600          548,424
--------------------------------------------------------------------------------
Providian Financial Corp. 1                             25,000          162,250
--------------------------------------------------------------------------------
Stilwell Financial, Inc.                                75,300          984,171
                                                                    ------------
                                                                     81,505,691

--------------------------------------------------------------------------------
Insurance--5.5%
ACE Ltd.                                               102,900        3,019,086
--------------------------------------------------------------------------------
AFLAC, Inc.                                             68,200        2,054,184
--------------------------------------------------------------------------------
Allstate Corp.                                         106,800        3,950,532
--------------------------------------------------------------------------------
American International Group, Inc.                     207,140       11,983,049
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                    10,400          411,944
--------------------------------------------------------------------------------
Chubb Corp.                                             83,900        4,379,580
--------------------------------------------------------------------------------
CNA Financial Corp. 1                                    3,300           84,480
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                       82,438        2,706,440
--------------------------------------------------------------------------------
Loews Corp.                                            109,600        4,872,816
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                              2,100           97,041
--------------------------------------------------------------------------------
MBIA, Inc.                                              46,550        2,041,683
--------------------------------------------------------------------------------
MetLife, Inc.                                          172,600        4,667,104
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A              22,800          653,220
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                  6,800          352,376
--------------------------------------------------------------------------------
Progressive Corp.                                       85,300        4,233,439
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                             33,500        1,326,600
--------------------------------------------------------------------------------
Safeco Corp.                                            32,900        1,140,643
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                                     58,550        1,993,627
--------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. B 1              44,441          651,061
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                  11,800          911,550
                                                                    ------------
                                                                     51,530,455

--------------------------------------------------------------------------------
Real Estate--0.1%
Equity Office Properties Trust                          43,100        1,076,638
--------------------------------------------------------------------------------
FBR Asset Investment Corp.                               2,900           98,310
                                                                    ------------
                                                                      1,174,948

--------------------------------------------------------------------------------
Health Care--11.3%
--------------------------------------------------------------------------------
Biotechnology--0.5%
Affymetrix, Inc. 1                                      18,800          430,332
--------------------------------------------------------------------------------
Amgen, Inc. 1                                           30,000        1,450,200
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                 70,800        2,407,200
--------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                                 22,000          321,200
                                                                    ------------
                                                                      4,608,932


               9 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
Health Care Equipment & Supplies--1.0%
Advanced Medical Optics, Inc. 1                           188       $     2,250
--------------------------------------------------------------------------------
Baxter International, Inc.                            165,300         4,628,400
--------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                     2,800           108,360
--------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                22,700           567,954
--------------------------------------------------------------------------------
Guidant Corp. 1                                       120,600         3,720,510
--------------------------------------------------------------------------------
Medtronic, Inc.                                        13,100           597,360
                                                                    ------------
                                                                      9,624,834

--------------------------------------------------------------------------------
Health Care Providers & Services--1.5%
Aetna, Inc.                                            69,200         2,845,504
--------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                         19,500           433,680
--------------------------------------------------------------------------------
Cigna Corp.                                            51,500         2,117,680
--------------------------------------------------------------------------------
Covance, Inc. 1                                        13,100           322,129
--------------------------------------------------------------------------------
HCA, Inc.                                              77,900         3,232,850
--------------------------------------------------------------------------------
Healthsouth Corp. 1                                    93,000           390,600
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                             2,200            65,848
--------------------------------------------------------------------------------
Option Care, Inc. 1                                     3,325            26,467
--------------------------------------------------------------------------------
Oxford Health Plans, Inc. 1                            82,700         3,014,415
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                        24,500           981,470
--------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1                             8,600            77,134
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                         12,700           152,527
                                                                    ------------
                                                                     13,660,304

--------------------------------------------------------------------------------
Pharmaceuticals--8.3%
Abbott Laboratories                                   127,000         5,080,000
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               50,300         1,164,445
--------------------------------------------------------------------------------
Eli Lilly & Co.                                        70,900         4,502,150
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                             6,700           658,074
--------------------------------------------------------------------------------
Johnson & Johnson                                     264,406        14,201,246
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     279,300        15,811,173
--------------------------------------------------------------------------------
Pfizer, Inc.                                          869,300        26,574,501
--------------------------------------------------------------------------------
Pharmaceutical Resources, Inc. 1                        8,000           238,400
--------------------------------------------------------------------------------
Pharmacia Corp.                                       171,500         7,168,700
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 106,900         2,373,180
--------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd. 1                  18,300           688,080
                                                                    ------------
                                                                     78,459,949

--------------------------------------------------------------------------------
Industrials--8.7%
--------------------------------------------------------------------------------
Aerospace & Defense--1.7%
Boeing Co.                                            209,600         6,914,704
--------------------------------------------------------------------------------
Goodrich Corp.                                        103,200         1,890,624
--------------------------------------------------------------------------------
Honeywell International, Inc.                         246,000         5,904,000
--------------------------------------------------------------------------------
InVision Technologies, Inc. 1                          24,700           651,092
--------------------------------------------------------------------------------
Precision Castparts Corp.                               5,300           128,525
--------------------------------------------------------------------------------
Raytheon Co.                                            5,100           156,825
                                                                    ------------
                                                                     15,645,770

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
Air Freight & Couriers--0.9%
FedEx Corp.                                           126,800       $ 6,875,096
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                     23,400         1,476,072
                                                                    ------------
                                                                      8,351,168

--------------------------------------------------------------------------------
Airlines--0.1%
AMR Corp. 1                                            75,900           500,940
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B                      33,300           241,425
                                                                     -----------
                                                                        742,365

--------------------------------------------------------------------------------
Building Products--0.4%
ElkCorp                                                 2,400            41,520
--------------------------------------------------------------------------------
Lennox International, Inc.                              1,700            21,335
--------------------------------------------------------------------------------
Masco Corp.                                           176,600         3,717,430
                                                                    ------------
                                                                      3,780,285

--------------------------------------------------------------------------------
Commercial Services & Supplies--1.4%
Arbitron, Inc. 1                                        2,400            80,400
--------------------------------------------------------------------------------
Convergys Corp. 1                                      48,200           730,230
--------------------------------------------------------------------------------
Deluxe Corp.                                           23,600           993,560
--------------------------------------------------------------------------------
First Data Corp.                                      147,800         5,233,598
--------------------------------------------------------------------------------
H&R Block, Inc.                                        96,400         3,875,280
--------------------------------------------------------------------------------
Harland (John H.) Co.                                   9,100           201,383
--------------------------------------------------------------------------------
Iron Mountain, Inc. 1                                   6,400           211,264
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                        7,300           171,915
--------------------------------------------------------------------------------
Pittston Brink's Group                                  2,500            46,200
--------------------------------------------------------------------------------
Regis Corp.                                             3,700            96,163
--------------------------------------------------------------------------------
Right Management Consultants, Inc. 1                    2,475            32,794
--------------------------------------------------------------------------------
Waste Management, Inc.                                 53,800         1,233,096
                                                                    ------------
                                                                     12,905,883

--------------------------------------------------------------------------------
Construction & Engineering--0.0%
EMCOR Group, Inc. 1                                     5,100           270,351
--------------------------------------------------------------------------------
Electrical Equipment--0.2%
Emerson Electric Co.                                   25,400         1,291,590
--------------------------------------------------------------------------------
Molex, Inc., Cl. A                                     20,750           412,717
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                                 500            10,355
                                                                    ------------
                                                                      1,714,662

--------------------------------------------------------------------------------
Industrial Conglomerates--2.9%
3M Co.                                                 36,500         4,500,450
--------------------------------------------------------------------------------
Carlisle Cos., Inc.                                     4,800           198,624
--------------------------------------------------------------------------------
General Electric Co.                                  952,700        23,198,245
                                                                    ------------
                                                                     27,897,319

--------------------------------------------------------------------------------
Machinery--0.4%
Cummins, Inc.                                          23,500           661,055
--------------------------------------------------------------------------------
Deere & Co.                                             1,700            77,945
--------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                5,180            20,720
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                              67,300         2,897,938



              10 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
Machinery Continued
Navistar International Corp. 1                           7,300      $   177,463
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                        700           43,050
--------------------------------------------------------------------------------
Timken Co.                                               8,200          156,620
                                                                    ------------
                                                                      4,034,791

--------------------------------------------------------------------------------
Road & Rail--0.7%
Burlington Northern Santa Fe Corp.                      43,100        1,121,031
--------------------------------------------------------------------------------
CNF Transportation, Inc.                                 2,300           76,452
--------------------------------------------------------------------------------
CSX Corp.                                               59,000        1,670,290
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc. 1                   4,700          137,710
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                 126,300        2,524,737
--------------------------------------------------------------------------------
Roadway Corp.                                            9,400          346,014
--------------------------------------------------------------------------------
Union Pacific Corp.                                     11,900          712,453
                                                                    ------------
                                                                      6,588,687

--------------------------------------------------------------------------------
Information Technology--12.6%
--------------------------------------------------------------------------------
Communications Equipment--1.3%
Brocade Communications Systems, Inc.                   160,700          665,298
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                  338,300        4,431,730
--------------------------------------------------------------------------------
McData Corp., Cl. A 1                                    4,887           34,698
--------------------------------------------------------------------------------
Motorola, Inc.                                         743,900        6,434,735
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                61,400          728,204
--------------------------------------------------------------------------------
UTStarcom, Inc. 1                                       16,400          325,212
                                                                    ------------
                                                                     12,619,877

--------------------------------------------------------------------------------
Computers & Peripherals--3.8%
Dell Computer Corp. 1                                  350,900        9,383,066
--------------------------------------------------------------------------------
EMC Corp. 1                                            643,400        3,950,476
--------------------------------------------------------------------------------
International Business Machines Corp.                  199,200       15,438,000
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                    44,200        2,674,100
--------------------------------------------------------------------------------
Maxtor Corp. 1                                          15,700           79,442
--------------------------------------------------------------------------------
Presstek, Inc. 1                                         7,200           33,192
--------------------------------------------------------------------------------
SanDisk Corp. 1                                         31,900          647,570
--------------------------------------------------------------------------------
Seagate Technology
International, Inc. Escrow Shares 1,2                   31,000               --
--------------------------------------------------------------------------------
StorageNetworks, Inc. 1                                    400              464
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                             1,124,700        3,497,817
                                                                    ------------
                                                                     35,704,127

--------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.5%
Agilent Technologies, Inc. 1                            91,600        1,645,136
--------------------------------------------------------------------------------
Avnet, Inc. 1                                           55,100          596,733
--------------------------------------------------------------------------------
Benchmark Electronics, Inc. 1                           28,000          802,480
--------------------------------------------------------------------------------
Photon Dynamics, Inc. 1                                 16,200          369,360
--------------------------------------------------------------------------------
Solectron Corp. 1                                      278,700          989,385
                                                                    ------------
                                                                      4,403,094

                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
Internet Software & Services--0.1%
Check Point Software  Technologies Ltd. 1               66,600      $   863,802
--------------------------------------------------------------------------------
Websense, Inc. 1                                         4,500           96,124
                                                                    ------------
                                                                        959,926

--------------------------------------------------------------------------------
Office Electronics--0.3%
Ikon Office Solutions, Inc.                             14,900          106,535
--------------------------------------------------------------------------------
Xerox Corp. 1                                          301,800        2,429,490
                                                                    ------------
                                                                      2,536,025

--------------------------------------------------------------------------------
Semiconductor Equipment & Products--2.3%
Atmel Corp. 1                                          236,000          526,280
--------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                           59,000          337,480
--------------------------------------------------------------------------------
ESS Technology, Inc. 1                                  37,200          233,988
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                    53,200          445,284
--------------------------------------------------------------------------------
Intel Corp.                                          1,020,200       15,884,514
--------------------------------------------------------------------------------
National Semiconductor Corp. 1                          89,200        1,338,892
--------------------------------------------------------------------------------
Rambus, Inc. 1                                          22,700          152,317
--------------------------------------------------------------------------------
RF Micro Devices, Inc. 1                                77,400          567,342
--------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                            34,600          660,168
--------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                              77,500          668,050
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                        94,200        1,225,542
                                                                    ------------
                                                                     22,039,857

--------------------------------------------------------------------------------
Software--4.3%
Amdocs Ltd. 1                                           55,300          543,046
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                          66,200          780,498
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                  69,600          857,472
--------------------------------------------------------------------------------
Documentum, Inc. 1                                       3,400           53,244
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                 62,100        3,090,717
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                          11,100          313,797
--------------------------------------------------------------------------------
Microsoft Corp. 1                                      508,300       26,279,110
--------------------------------------------------------------------------------
Oracle Corp. 1                                         674,300        7,282,440
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                   43,700        1,026,513
                                                                    ------------
                                                                     40,226,837

--------------------------------------------------------------------------------
Materials--3.6%
--------------------------------------------------------------------------------
Chemicals--1.2%
Air Products & Chemicals, Inc.                             900           38,475
--------------------------------------------------------------------------------
Cytec Industries, Inc. 1                                 2,400           65,472
--------------------------------------------------------------------------------
Dow Chemical Co.                                       123,100        3,656,070
--------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                        109,800        4,655,520
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                         900           20,826
--------------------------------------------------------------------------------
IMC Global, Inc.                                        36,800          392,656
--------------------------------------------------------------------------------
OM Group, Inc.                                          47,600          327,488
--------------------------------------------------------------------------------
Praxair, Inc.                                            3,300          190,641
--------------------------------------------------------------------------------
Rohm & Haas Co.                                         40,200        1,305,696
                                                                    ------------
                                                                     10,652,844



              11 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                                  Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Containers & Packaging--0.3%
Ball Corp.                                             42,600    $   2,180,694
--------------------------------------------------------------------------------
Crown Cork & Seal Co., Inc. 1                          44,800          356,160
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                 18,000          262,440
                                                                 ---------------
                                                                     2,799,294

--------------------------------------------------------------------------------
Metals & Mining--1.1%
AK Steel Holding Corp. 1                                4,700           37,600
--------------------------------------------------------------------------------
Alcan, Inc.                                           159,300        4,702,536
--------------------------------------------------------------------------------
Alcoa, Inc.                                           204,300        4,653,954
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                  21,500          379,045
--------------------------------------------------------------------------------
Phelps Dodge Corp. 1                                    2,900           91,785
--------------------------------------------------------------------------------
Quanex Corp.                                            1,500           50,250
--------------------------------------------------------------------------------
United States Steel Corp.                              54,600          716,352
                                                                 ---------------
                                                                    10,631,522

--------------------------------------------------------------------------------
Paper & Forest Products--1.0%
Boise Cascade Corp.                                     7,500          189,150
--------------------------------------------------------------------------------
International Paper Co.                               127,700        4,465,669
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                       96,800        4,763,528
                                                                 ---------------
                                                                     9,418,347

--------------------------------------------------------------------------------
Telecommunication Services--5.0%
--------------------------------------------------------------------------------
Diversified Telecommunication Services--4.7%
BellSouth Corp.                                       356,100        9,212,307
--------------------------------------------------------------------------------
Citizens Communications Co. 1                          12,600          132,930
--------------------------------------------------------------------------------
Qwest Communications  International, Inc. 1           226,400        1,132,000
--------------------------------------------------------------------------------
SBC Communications, Inc.                              597,000       16,184,670
--------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                              103,000        1,491,440
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          412,856       15,998,170
                                                                 ---------------
                                                                    44,151,517

--------------------------------------------------------------------------------
Wireless Telecommunication Services--0.3%
AT&T Corp.                                             91,600        2,391,676
--------------------------------------------------------------------------------
Sprint Corp. (PCS Group) 1                            125,100          547,938
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                          1,700           79,934
                                                                 ---------------
                                                                     3,019,548

--------------------------------------------------------------------------------
Utilities--2.9%
--------------------------------------------------------------------------------
Electric Utilities--2.8%
CenterPoint Energy, Inc.                               62,600          532,100
--------------------------------------------------------------------------------
Consolidated Edison Co.
of New York, Inc.                                      17,900          766,478
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                       80,100        2,228,382
--------------------------------------------------------------------------------
Entergy Corp.                                          86,400        3,938,976
--------------------------------------------------------------------------------
Exelon Corp.                                          155,224        8,191,171
--------------------------------------------------------------------------------
FirstEnergy Corp.                                     151,300        4,988,361
--------------------------------------------------------------------------------
FPL Group, Inc.                                        50,100        3,012,513


                                                                  Market Value
                                                       Shares       See Note 1
--------------------------------------------------------------------------------
Electric Utilities Continued
PG&E Corp. 1                                           52,500    $     729,750
--------------------------------------------------------------------------------
Progress Energy, Inc.                                  31,100        1,348,185
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent
Value Obligation 1,2                                   32,000            4,480
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                 21,300          536,760
                                                                 ---------------
                                                                    26,277,156

--------------------------------------------------------------------------------
Gas Utilities--0.1%
Kinder Morgan Management LLC                           24,310          767,953
--------------------------------------------------------------------------------
Nicor, Inc.                                             8,200          279,046
--------------------------------------------------------------------------------
Peoples Energy Corp.                                    4,400          170,060
                                                                 ---------------
                                                                     1,217,059
                                                                 ---------------
Total Common Stocks
(Cost $985,667,651)                                                914,038,727

--------------------------------------------------------------------------------
Preferred Stocks--0.0%
Wachovia Corp., Dividend Equalization
Preferred Shares 2 (Cost $0)                            6,000              750

                                                        Units
--------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1
(Cost $0)                                              31,900            3,860


                                                    Principal
                                                       Amount
--------------------------------------------------------------------------------
Joint Repurchase Agreements--3.2%
Undivided interest of 4.43% in joint repurchase
agreement (Market Value $694,610,000) with
Banc One Capital Markets, Inc., 1.07%, dated
12/31/02, to be repurchased at $30,754,828 on
1/2/03, collateralized by U.S. Treasury Nts.,
3%--6.50%, 2/15/03--2/15/12, with a value
of $311,989,144 and U.S. Treasury Bonds,
1.75%--9.375%, 4/30/04--2/15/23, with a
value of $397,082,690
(Cost $30,753,000)                                $30,753,000       30,753,000

--------------------------------------------------------------------------------
Total Investments, at Value
(Cost $1,016,420,651)                                   100.2%     944,796,337
-------------------------------------------------------------------------------
Liabilities in Excess
of Other Assets                                          (0.2)      (2,127,439)
                                                  ------------------------------
Net Assets                                              100.0%   $ 942,668,898
                                                  ==============================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


              12 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002


--------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $1,016,420,651)--see accompanying statement                             $   944,796,337
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          5,129
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                    1,420,363
Shares of beneficial interest sold                                                                          857,643
Investments sold                                                                                            684,357
Other                                                                                                         9,101
                                                                                                    ----------------
Total assets                                                                                            947,772,930

--------------------------------------------------------------------------------------------------------------------
Liabilities
Payables and other
liabilities:
Investments purchased                                                                                     4,649,159
Shares of beneficial interest redeemed                                                                      389,844
Shareholder reports                                                                                          28,221
Distribution and service plan fees                                                                            3,767
Transfer and shareholder servicing agent fees                                                                 1,878
Trustees' compensation                                                                                          857
Other                                                                                                        30,306
                                                                                                    ----------------
Total liabilities                                                                                         5,104,032

--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                          $   942,668,898
                                                                                                    ================

--------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of beneficial interest                                                          $        61,529
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                            1,313,100,883
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       9,701,404
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment and foreign currency transactions                          (308,570,482)
--------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                       (71,624,436)
--------------------------------------------------------------------------------------------------------------------

Net Assets                                                                                          $   942,668,898
                                                                                                    ----------------

--------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $890,740,383 and 58,126,139 shares of beneficial interest outstanding)               $15.32
--------------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $51,928,515 and 3,402,612 shares of beneficial interest outstanding)                 $15.26

See accompanying Notes to Financial Statements


              13 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002


-----------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign withholding taxes of $75,840)                   $  16,256,469
----------------------------------------------------------------------------------------
Interest                                                                        658,191
                                                                          --------------
Total investment income                                                      16,914,660

----------------------------------------------------------------------------------------
Expenses
Management fees                                                               7,045,796
----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                               53,627
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                    21,739
----------------------------------------------------------------------------------------
Trustees' compensation                                                           19,884
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      11,515
----------------------------------------------------------------------------------------
Shareholder reports                                                              10,551
----------------------------------------------------------------------------------------
Other                                                                            17,732
                                                                          --------------
Total expenses                                                                7,180,844
Less reduction to custodian expenses                                              (659)
                                                                          --------------
Net expenses                                                                  7,180,185

----------------------------------------------------------------------------------------
Net Investment Income                                                         9,734,475

----------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments                                                                (118,262,443)
Closing of futures contracts                                                 (8,508,514)
Foreign currency transactions                                                  (266,659)
                                                                          --------------
Net realized loss                                                          (127,037,616)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                (102,118,446)
Translation of assets and liabilities denominated in foreign currencies         449,592
                                                                          --------------
Net change                                                                 (101,668,854)
                                                                          --------------
Net realized and unrealized loss                                           (228,706,470)

----------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                      $(218,971,995)
                                                                          ==============


See accompanying Notes to Financial Statements.

              14 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS


Year Ended December 31,                                                               2002                      2001
----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                       $    9,734,475            $    7,607,459
----------------------------------------------------------------------------------------------------------------------
Net realized loss                                                             (127,037,616)             (146,466,223)
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          (101,668,854)               27,081,515
                                                                            ------------------------------------------
Net decrease in net assets resulting from operations                          (218,971,995)             (111,777,249)

----------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                              (7,425,251)               (5,518,418)
Service shares                                                                    (162,528)                  (19,362)

----------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                              34,464,855               181,776,278
Service shares                                                                  38,273,092                20,508,172

----------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase (decrease)                                                     (153,821,827)               84,969,421
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                          1,096,490,725             1,011,521,304
                                                                            ------------------------------------------
End of period [including undistributed net investment income
  of $9,701,404 and $7,557,571, respectively]                               $  942,668,898            $1,096,490,725
                                                                            ==========================================

See accompanying Notes to Financial Statements.



              15 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

FINANCIAL HIGHLIGHTS


Non-Service shares  Year Ended December 31,                     2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                          $18.99        $21.26        $24.63        $20.48        $20.58
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .16           .13           .10           .11           .13
Net realized and unrealized gain (loss)                        (3.70)        (2.29)        (2.14)         4.29           .92
                                                           --------------------------------------------------------------------
Total from investment operations                               (3.54)        (2.16)        (2.04)         4.40          1.05
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.13)         (.11)         (.09)         (.09)         (.05)
Distributions from net realized gain                              --            --         (1.24)         (.16)        (1.10)
                                                           --------------------------------------------------------------------
Total dividends and/or distributions to shareholders            (.13)         (.11)        (1.33)         (.25)        (1.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $15.32        $18.99        $21.26        $24.63        $20.48
                                                           ====================================================================

-------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                            (18.80)%      (10.16)%       (8.78)%       21.71%         4.70%

-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                    $890,740    $1,074,945    $1,009,823      $555,311      $308,353
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $999,275    $1,028,913    $  809,662      $391,063      $234,306
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                           0.94%         0.73%         0.69%         0.63%         0.74%
Expenses                                                        0.69%         0.73%         0.73%         0.78%         0.79% 3
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           98%           69%           63%          118%           86%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

              16 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA


Service shares  Year Ended December 31,                            2002          2001        2000 1
----------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                             $18.95        $21.24        $24.04
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .13           .14           .02
Net realized and unrealized loss                                  (3.70)        (2.32)        (2.82)
                                                               -------------------------------------
Total investment operations                                       (3.57)        (2.18)        (2.80)
----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.12)         (.11)           --
Distributions from net realized gain                                 --            --            --
                                                               -------------------------------------
Total dividends and/or distributions to shareholders               (.12)         (.11)           --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.26        $18.95        $21.24
                                                               =====================================

----------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                               (18.99)%      (10.27)%      (11.61)%

----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                        $51,929       $21,545        $1,698
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $34,604       $10,306        $  543
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                              0.87%         0.66%         0.50%
Expenses                                                           0.84%         0.88%         0.88%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              98%           69%           63%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

              17 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Main Street Growth & Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.


              18 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ---------------------
                              2008     $ 28,801,633
                              2009      140,898,750
                              2010      126,747,906
                                       ------------
                              Total    $296,448,289
                                       ============

During the fiscal year ended December 31, 2002, the Fund did not utilize any capital loss carryforward.
     As of December 31, 2002, the Fund had approximately $1,028,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $49,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2002, amounts have been reclassified to reflect a decrease in undistributed net investment income of $2,863. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

The tax character of distributions paid during the years ended December 31, 2002 and December 31, 2001 was as follows:


                                           Year Ended         Year Ended
                                    December 31, 2002  December 31, 2001
         ---------------------------------------------------------------
         Distributions paid from:
         Ordinary income                 $  7,587,779       $  5,537,780
         Long-term capital gain                    --                 --
         Return of capital                         --                 --
                                         -------------------------------
         Total                           $  7,587,779       $  5,537,780
                                         ===============================

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

         Undistributed net investment income    $    9,701,404
         Accumulated net realized loss            (308,570,482)
         Net unrealized depreciation               (71,624,436)
                                                ---------------
         Total                                  $ (370,493,514)
                                                ===============

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


              19 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            Year Ended December 31, 2002              Year Ended December 31, 2001
                                                Shares            Amount                Shares              Amount
---------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                        11,919,835     $ 204,743,555            14,383,759       $ 283,714,091
Dividends and/or distributions reinvested      383,139         7,425,251               289,225           5,518,418
Redeemed                                   (10,772,337)     (177,703,951)           (5,577,498)       (107,456,231)
                                           --------------------------------------------------------------------------
Net increase                                 1,530,637     $  34,464,855             9,095,486       $ 181,776,278
                                           ==========================================================================

---------------------------------------------------------------------------------------------------------------------
Service shares
Sold                                         2,415,625     $  40,562,767             1,070,886       $  20,739,629
Dividends and/or distributions reinvested        8,403           162,528                 1,016              19,362
Redeemed                                      (158,496)       (2,452,203)              (14,766)           (250,819)
                                           --------------------------------------------------------------------------
Net increase                                 2,265,532     $  38,273,092             1,057,136       $  20,508,172
                                           ==========================================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were $1,054,643,977 and $980,134,297, respectively.

As of December 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,027,505,247 was composed of:


               Gross unrealized appreciation   $   36,395,883
               Gross unrealized depreciation     (119,104,793)
                                               ---------------
               Net unrealized depreciation     $  (82,708,910)
                                               ===============
The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
Tranfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.


              20 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

     Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the year ended December 31, 2002, payments under the Service Plan totaled $53,627.

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


              21 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
7. Illiquid Securities
As of December 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2002 was $5,230, which represents less than 0.01% of the Fund's net assets.







              22 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Oppenheimer Main Street Growth & Income Fund/VA:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Growth & Income Fund/VA, which is a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Growth & Income Fund/VA as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP


Denver, Colorado
January 23, 2003





              23 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
In early 2003, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Dividends of $0.1271 and $0.1162 per share were paid to Non-Service and Service shareholders, respectively, on March 15, 2002, all of which was designated as "ordinary income" for federal income tax purposes.
     Dividends paid by the Fund during the fiscal year ended December 31, 2002, which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.






              24 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held by Trustee;
Fund, Length of Service, Age     Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                      The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924.
TRUSTEES                         Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                  Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds, Vice Chairman
Chairman and Trustee             (until January 2, 2002) of the Manager and President and a director (until 1997) of Centennial
(since 1985)                     Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager).
Age: 69                          Oversees 41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,            Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Trustee (since 1999)             1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993),
Age: 65                          Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great
                                 Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); a director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                 1992), UNUMProvident (insurance company) (since 1991). Formerly Director of International Family
                                 Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S.
                                 Senator (January 1979-January 1991). Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                  Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1995)             funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards
Age: 71                          Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                                 Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                                 Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until
                                 March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust
                                 Company. Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen,                 Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from March
Trustee (since 1997)             1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of
Age: 66                          OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                                 February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December
                                 1991) of Centennial Asset Management Corporation; Vice President (since October 1989) and Treasurer
                                 (since April 1986) of HarbourView Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital
                                 Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since
                                 August 1978) and Secretary (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                                 Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                                 Treasurer (since March 1998) of Oppenheimer Acquisition Corp. (the Managers parent corporation);
                                 Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real
                                 Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the
                                 Manager); Treasurer (since October 1997) of Oppenheimer Funds International Ltd. and Oppenheimer
                                 Millennium Funds plc (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,               A member of The Life Guard of Mount Vernon, (George Washingtons home) (since June 2000). Formerly
Trustee (since 1999)             (March 2001--May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 64                          company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and
                                 Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry Services
                                 Group. Oversees 41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                   Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation);
Trustee (since 1995)             and a director (since October 1999) of P.R. Pharmaceuticals (a privately held company) and
Age: 60                          UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until
                                 October 1996) and President and Chief Executive Officer (until October 1995) of the Manager;
                                 President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp., Shareholders
                                 Services Inc. and Shareholder Financials Services, Inc. (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.


                  25 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

TRUSTEES AND OFFICERS Continued

Sam Freedman,                    A trustee or director of other Oppenheimer funds. Formerly (until October 1994) Mr. Freedman held
Trustee (since 1996)             several positions in subsidiary or affiliated companies of the Manager. Oversees 41 portfolios in
Age: 62                          the OppenheimerFunds complex.

Beverly L. Hamilton,             Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2002)             investment companies); Director of MML Services (since April 1987) and America Funds Emerging
Age: 56                          Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment
                                 (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                 (since February 2002); a trustee (since February 2000) of Monterey International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse
                                 First Bostons Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                 Formerly, President (February 1991-April 2000) ARCO Investment Management Company. Oversees 40
                                 portfolios in the OppenheimerFunds complex.

Robert J. Malone,                Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration, Inc.,
Trustee (since 2002)             (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the
Age: 58                          Gallagher Family Foundation (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of U.S.
                                 Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and a director of
                                 Commercial Assets, Inc. (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,        Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2000)             investment companies); Trustee and Chairman (since May 1987) of the investment committee for the
Age: 60                          Worcester Polytech Institute; President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable organization); Trustee (since 1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music School of Springfield; Member
                                 of the investment committee of the Community Foundation of Western Massachusetts (since 1998).
                                 Formerly, Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank);
                                 President, Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and
                                 SIS Bank (formerly Springfield Institution for Savings) and Executive Vice President (January
                                 1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 41 portfolios in the
                                 OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy
AND OFFICER                      serves for an indefinite term, until his resignation, retirement, death or removal.

John V. Murphy,                  Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee            2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and
(since 2001)                     a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer Partnership
Age: 53                          Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                 and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial
                                 Services, Inc.; President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and
                                 Centennial Asset Management Corporation (since November 2001), HarbourView Asset Management
                                 Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                                 and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since
                                 November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of
                                 Massachusetts Mutual Life Insurance Company (the Managers parent company); a director (since June
                                 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson &
                                 Company, Inc.); formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                 President and trustee (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                                 Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of
                                 C.M. Life Insurance Company; President, Chief Executive Officer and director (September 1999-August
                                 2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                                 Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 69 portfolios in the OppenheimerFunds complex.


                  26 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                         The address of the Officers in the chart below is as follows: for Messrs. Albers, Monoyios and
                                 Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO
                                 80112-3924. Each Officer serves for an annual term or until his earlier retirement, resignation, death or removal.

Charles Albers,                  Senior Vice President (since April 1998) of the Manager; a Certified Financial Analyst; formerly a
Vice President (since 1999)      Vice President and portfolio manager for Guardian Investor Services, the investment management
Age: 61                          subsidiary of The Guardian Life Insurance Company (1972 - April 1998). An officer of 6 portfolios in the OppenheimerFunds complex.

Nikolaos D. Monoyios,            Vice President of the Manager (since April 1998); a Certified Financial Analyst; formerly a Vice
Vice President (since 1999)      President and portfolio manager for Guardian Investor Services, the investment management
Age: 53                          subsidiary of The Guardian Life Insurance Company (1979 March 1998). An officer of 4 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999)
Treasurer, Principal             of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
and Accounting Officer           Financial Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
(since 1999)                     Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
Age: 43                          Ltd. and Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management,
                                 Inc. (since November 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                 Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999)
                                 of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly
                                 Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund
                                 Services Division. An officer of 85 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager;
Vice President and Secretary     General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior
(since 2001)                     Vice President and General Counsel (since November 2001) of HarbourView Asset Management
Age: 54                          Corporation; Vice President and a director (since November 2000) of Oppenheimer Partnership
                                 Holdings, Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                                 Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc.,
                                 Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; General Counsel (since
                                 November 2001) of Centennial Asset Management Corporation; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001)
                                 of OppenheimerFunds International Ltd.; Vice President (since November 2001) of OppenheimerFunds
                                 Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting
                                 General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                 of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                 Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds International
                                 Ltd. And Oppenheimer Millennium Funds plc (October 1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


                  27 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND(R)/VA


A Series of Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------
Investment Advisor            OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Distributor                   OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
Transfer Agent                OppenheimerFunds Services

--------------------------------------------------------------------------------
Independent Auditors          Deloitte & Touche LLP

--------------------------------------------------------------------------------
Legal Counsel                 Myer, Swanson, Adams & Wolf, P.C.
to the Fund

--------------------------------------------------------------------------------
Legal Counsel to the          Mayer Brown Rowe & Maw
Independent Trustees

                              For more complete information about Oppenheimer Main Street Growth & Income Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.




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